Investment Objectives and Goals - SUMMARY SECTION	Jul. 31, 2026
Class I [Member]
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	THE FORESTER VALUE FUND (the "FUND") seeks maximum long-term capital growth.
Class N [Member]
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	THE FORESTER VALUE FUND (the "Fund") seeks maximum long-term capital growth.
Class R [Member]
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	THE FORESTER VALUE FUND (the "FUND") seeks maximum long-term capital growth.